Investments in associates - Unrecognized equity method losses and cumulative unrecognized equity method losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Associates
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	₩ (2,360)	₩ (268)
Cumulative unrecognized equity method losses	(2,552)	(290)
Songrim Partners
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	0	0
Cumulative unrecognized equity method losses	(22)	(22)
Multimedia Tech Co.Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses		(15)
Cumulative unrecognized equity method losses		(15)
Hyungje art printing
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses		(83)
Cumulative unrecognized equity method losses		(83)
MIEL CO.,LTD
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(16)	(25)
Cumulative unrecognized equity method losses	(41)	(25)
Goduck Gangil1 PFV Co., Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(19)	(145)
Cumulative unrecognized equity method losses	(164)	₩ (145)
Goduck Gangil10 PFV Co., Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(1,664)
Cumulative unrecognized equity method losses	(1,664)
Shinhan Global Healthcare Fund 1
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(153)
Cumulative unrecognized equity method losses	(153)
Shinhan Global Healthcare Fund 2
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(14)
Cumulative unrecognized equity method losses	(14)
EDNCENTRAL Co.,Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(494)
Cumulative unrecognized equity method losses	₩ (494)